REPORTING ENTITY (Tables)	12 Months Ended
Dec. 31, 2024
BAC Holding International Corp | Ifrs Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member]
Disclosure of subsidiaries [line items]
Schedule of discontinued operations

The following are the impacts on assets, liabilities and equity recognized in the Consolidated Financial Statements as a result of BAC Holding´s spin-off as of March 31, 2022:

Spin-off		Value

Total assets	Ps.	111,185,832
Total liabilities		98,305,772
Non-controlling interest		1,961
BAC Holding´s equity as of March 31, 2022	Ps.	12,878,099
Spin-off percentage		75.00%
Spin-off amount	Ps.	9,658,574
Percentage of Grupo Aval over BAC Holding		68.74%
Effect of the spin-off on owners of the parent	Ps.	(6,638,961)
Effect of the spin-off on non-controlling interest	Ps.	(3,019,613)

The following is the effect of the realization of Other Comprehensive Income a result of the loss of control of the subsidiary BAC Holding as of March 31, 2022:

Other Comprehensive Income items which were reclassified to profit or loss		Value
Hedged items	Ps.	6,551,200
Hedging derivative instruments		(4,013,210)
Hedging non-derivative instruments		(2,761,143)
Foreign currency translation differences from unhedged foreign operations		(1,267,033)
Unrealized gains on debt securities at FVOCI		98,947
Income tax expense		2,443,861
Total reclassifications of Other Comprehensive Income to profit or loss	Ps.	1,052,622
Grupo Aval´s ownership over BAC Holding		68.74%
Attributable to owners of the parent	Ps.	723,535
Attributable to non-controlling interest	Ps.	329,087

Total reclassifications of Other Comprehensive Income to retained earnings	Ps.	(7,735)
Grupo Aval´s ownership over BAC Holding		68.74%
Attributable to owners of the parent	Ps.	(5,317)
Attributable to non-controlling interest	Ps.	(2,418)

The following are BAC Holding´s assets and liabilities which were derecognized at their carrying values as a result of the spin off as of March 31, 2022:

Assets
Cash and cash equivalents	Ps.	17,570,390
Trading assets		158,850
Investment securities		14,286,296
Loans, net		69,778,334
Other accounts receivable, net		915,840
Non-current assets held for sale		63,957
Tangible assets		1,899,743
Goodwill		5,902,410
Other Intangibles		196,106
Income tax assets		227,872
Other assets		186,034
Total assets	Ps.	111,185,832

Liabilities and equity
Liabilities
Trading liabilities	Ps.	904
Customer deposits		83,778,961
Financial obligations		10,938,587
Provisions		39,670
Income tax liabilities		481,239
Employee benefits		246,186
Other liabilities		2,820,225
Total liabilities	Ps.	98,305,772

Owners of the parent:
Equity attributable to owners of the parent	Ps.	12,878,099
Non-controlling interest		1,961
Total equity		12,880,060
Total liabilities and equity	Ps.	111,185,832

Income Statement of discontinued operations

The following is discontinued operations Income Statement for the three-month period ended March 31 2022:

		From January 1, to March 31,
		2022
Interest income calculated using the effective interest method
Loan portfolio	Ps.	1,684,995
Investments in debt securities		164,424
Total interest income		1,849,419

Interest expense
Deposits
Checking accounts		(47,739)
Savings accounts		(53,608)
Time deposits		(324,670)
		(426,017)
Financial obligations
Interbank borrowings and overnight funds		(253)
Borrowings from banks and others		(66,621)
Bonds issued		(61,195)
		(128,069)
Net interest income		1,295,333

Impairment losses on financial assets
Loans and other accounts receivable		(264,926)
Other financial assets		(2,850)
Net impairment loss on financial assets		(267,776)
Net interest income, after impairment losses		1,027,557

Income from commissions and fees		753,523

		From January 1, to March 31,
		2022
Expenses from commissions and fees		(30,396)
Net income from commissions and fees		723,127

Net trading income		953
Other income		291,413
Other expenses		(1,274,056)

Net income before tax expense		768,994
Income tax expense		(224,104)
Net income from discontinued operations	Ps.	544,890

Net reclassifications of Other Comprehensive Income	Ps.	1,052,622

Net income from discontinued operations, net of tax	Ps.	1,597,512

Net income for the year attributable to:
Owners of the parent	Ps.	1,098,073
Non-controlling interests		499,439
Net income from discontinued operations, net of tax	Ps.	1,597,512
Net income per share basic and diluted (in Colombian pesos, see note 25.3 "Earnings per share").	Ps.	47.45

Cash Flows of spin-off

The following is the detail of the Cash Flow of discontinued operations from January 1 to March 31, 2022:

		March 31,
		2022

Gain of discontinued operations, net of taxes	Ps.	(1,597,512)

Reconciliation of net income before taxes and net cash provided by operating activities:
Effect of realization OCI to income	Ps.	1,052,622
BAC Holding Corp's participation in results		544,890
Net cash provided by operating activities	Ps.	-

Cash flows from investing activities:
Loss of control in subsidiary	Ps.	(17,570,390)

Net cash by investing activities	Ps.	(17,570,390)

Decrease in cash and cash equivalents	Ps.	(1,393,602)

Decrease in cash and cash equivalents		(18,963,992)
Cash and cash equivalents at beginning of year	Ps.	18,963,992
Cash and cash equivalents at end of year	Ps.	-

BAC Holding International Corp | Ifrs Discontinued Operations, Disposed of by Sale [Member]
Disclosure of subsidiaries [line items]
Schedule of discontinued operations

The following are the details of the transaction:

Disposal of BAC Holding		Value
BAC shares before the sale		10,805,047,272

Investment carrying amount as of April 1, (The fair value of the retained interest).	Ps.	3,356,952
Equity method
Share of profit of equity accounted investees, net of tax		251,660
Other Comprehensive Income, investments in associates		(15,364)
Other Comprehensive Income, foreign currency translation differences from hedged		930,900
Other Comprehensive Income, cumulative translation adjustment of the investments		1,439
Derecognition of BAC Holding as an investment in associate	Ps.	4,525,587

Effects on the Income Statement for the period		Value
Derecognition of BAC Holding as an investment in associate	Ps.	(4,525,587)
Recognition of retained interest		519,964
Consideration received		2,645,914

Amount reclassified to discontinued operations as a Share of profit of equity accounted investees, net of tax	Ps.	251,660
Other Comprehensive Income items are reclassified to the Income Statement
Net gain (loss) on hedges of net investments in foreign operations:
Foreign currency translation differences from hedged		930,900
Non-derivative hedging instrument		(900,454)
Foreign currency translation differences from unhedged foreign operations		30,446
Equity method		(15,364)
Cumulative translation adjustment of the investments		1,439
Deferred tax		360,182
Total Other Comprehensive Income reclassifications to the Income Statement	Ps.	376,703
Grupo Aval´s ownership over BAC Holding		68.93%
Attributable to owners of the parent		259,644
Attributable to non-controlling interest		117,059
Total Other Comprehensive Income reclassifications to the Income Statement		376,703

Net income from discontinued operations	Ps.	(731,346)

Cash Flows of sale

		December 31,
		2022

Net income from discontinued operations	Ps.	(731,346)
Effect of realization OCI to income		(376,703)
Net income net, tax expense	Ps.	(1,108,049)

Changes in operating assets and liabilities		1,108,049
Net cash provided by operating activities		-
Net cash used in provided by investing activities		2,645,914
Net cash used by financing activities		-
Effect of foreign currency changes on cash and equivalents		-

Increase in cash and cash equivalents		2,645,914

Cash and cash equivalents at beginning of period	Ps.	-
Cash and cash equivalents at end of period	Ps.	2,645,914

Summary discontinued operations during the year 2022 BAC Holding Corp. (BAC Holding)

		Spin-off		Sale		Net
		From January 1, to March 31,		December		December
		2022		2022		2022
Interest income calculated using the effective interest method
Loan portfolio	Ps.	1,684,995	Ps.	—	Ps.	1,684,995
Investments in debt securities		164,424		—		164,424
Total interest income		1,849,419		—		1,849,419

Interest expense
Deposits
Checking accounts		(47,739)		—		(47,739)
Savings accounts		(53,608)		—		(53,608)
Time deposits		(324,670)		—		(324,670)
		(426,017)		—		(426,017)
Financial obligations
Interbank borrowings and overnight funds		(253)		—		(253)
Borrowings from banks and others		(66,621)		—		(66,621)
Bonds issued		(61,195)		—		(61,195)
		(128,069)		—		(128,069)
Net interest income		1,295,333		—		1,295,333

Impairment (losses) recoveries on financial assets
Loans and other accounts receivable		(264,926)		—		(264,926)
Other financial assets		(2,850)		—		(2,850)
Net impairment loss on financial assets		(267,776)		—		(267,776)
Net interest income, after impairment losses		1,027,557		—		1,027,557

Income from commissions and fees		753,523		—		753,523
Expenses from commissions and fees		(30,396)		—		(30,396)
Net income from commissions and fees		723,127		—		723,127

Net trading income		953		—		953
Other income		291,413		251,660		543,073
Other expenses		(1,274,056)		(1,359,709)		(2,633,765)

Net income before tax expense		768,994		(1,108,049)		(339,055)
Income tax expense		(224,104)		—		(224,104)
Net income from discontinued operations	Ps.	544,890	Ps.	(1,108,049)	Ps.	(563,159)

Net reclassifications of Other Comprehensive Income	Ps.	1,052,622	Ps.	376,703	Ps.	1,429,325

Net income from discontinued operations, net of tax	Ps.	1,597,512	Ps.	(731,346)	Ps.	866,166

Net income for the year attributable to:
Owners of the parent	Ps.	1,098,073	Ps.	(504,083)	Ps.	593,990
Non-controlling interests		499,439		(227,262)		272,177
Net income from discontinued operations, net of tax	Ps.	1,597,512	Ps.	(731,346)	Ps.	866,166
Net income per share basic and diluted (in Colombian pesos, see note 25.3 "Earnings per share").	Ps.	47.45	Ps.	(21.78)	Ps.	25.67

Impact on the cash flow report:

The impacts on cash flow for the periods ended are detailed below:

		December 31,
		2022

Gain of discontinued operations, net of taxes	Ps.	(866,166)

Reconciliation of net income before taxes and net cash provided by operating activities:
Effect of realization OCI to income		1,429,325
BAC Holding Corp's participation in results		796,550
Loss on sale of investment and recognition of retained interest		(1,359,709)

Net cash provided by operating activities	Ps.	-

Cash flows from investing activities:

Loss of control in subsidiary	Ps.	(17,570,390)
Proceeds from sale of investments in associates		2,645,914
Net cash by investing activities	Ps.	(14,924,476)

Decrease in cash and cash equivalents	Ps.	(1,393,602)

Decrease in cash and cash equivalents		(16,318,078)
Cash and cash equivalents at beginning of year	Ps.	18,963,992
Cash and cash equivalents at end of year	Ps.	2,645,914

Banco de Bogota S.A.
Disclosure of subsidiaries [line items]
Schedule of details of significant subsidiaries which are indirectly consolidated by Grupo Aval

				Total
			Total voting	ownership
			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
Main local direct subsidiaries
Fiduciaria Bogotá S.A.	Management of trust funds.	Bogotá, Colombia	94.99%	65.47%
Almaviva S.A.	Logistics services.	Bogotá, Colombia	95.81%	66.04%
Megalínea S.A.	Technical and administrative services	Bogotá, Colombia	94.90%	65.41%
Main international direct subsidiaries (*)
Banco de Bogotá Panamá S.A.	Commercial banking services.	Panamá, Republic of Panamá	100%	68.93%
Multi Financial Holding	Holding company of Multi Financial Group Inc. (MFG)	Panamá, Republic of Panamá	100%	68.93%

(*) Discontinued operations of BAC Holding Corp. (BAC Holding) (see note 1.1.)

Banco de Occidente S.A.
Disclosure of subsidiaries [line items]
Schedule of details of significant subsidiaries which are indirectly consolidated by Grupo Aval

				Total
			Total voting	ownership
			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
Fiduciaria de Occidente S.A.	Management of trust funds.	Bogotá, Colombia	94.98%	70.86%
Banco de Occidente (Panamá), S.A.	Commercial banking services.	Panamá, Republic of Panamá	95.00%	68.66%
Occidental Bank Barbados Ltd.	Commercial banking services.	Barbados	100%	72.27%

Banco Popular S.A.
Disclosure of subsidiaries [line items]
Schedule of details of significant subsidiaries which are indirectly consolidated by Grupo Aval

				Total
			Total voting	ownership
			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
Alpopular S.A.	Conservation and custody of documents; transportation of products at national and international levels.	Bogotá, Colombia	71.10%	66.65%
Fiduciaria Popular S.A.	Management of trust funds.	Bogotá, Colombia	94.85%	88.91%
Corporación Financiera Colombiana – Corficolombiana S.A. (1)	Active management of a diversified equity portfolio through controlled and uncontrolled investments in strategic sectors including infrastructure, energy and gas, agribusiness and hotels.	Bogotá, Colombia	55.73%	40.53%

(1) Corficolombiana S.A., (in which Grupo Aval and its subsidiaries own 55.73% of the aggregate voting rights and Grupo Aval has 40.53% of the ownership interest as of December 31, 2024).

Corporacion Financiera Colombiana S.A.
Disclosure of subsidiaries [line items]
Schedule of details of significant subsidiaries which are indirectly consolidated by Grupo Aval

				Total
			Total voting	ownership
			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
Colombiana de Licitaciones y Concesiones S.A.S.	Infrastructure projects.	Bogotá, Colombia	100%	40.53%
Estudios y Proyectos del Sol S.A.S.	Infrastructure projects.	Bogotá, Colombia	100%	40.53%
Promigas S.A. E.S.P.	Transportation and distribution of natural gas.	Barranquilla, Colombia	50.88%	20.62%
Proyectos y Desarrollos Viales del Pacífico S.A.S.	Infrastructure projects.	Bogotá, Colombia	100%	40.53%
Concesionaria Vial Del Oriente S.A.S.	Infrastructure projects.	Bogotá, Colombia	100%	40.53%
Concesionaria Vial Del Pacifico S.A.S.	Infrastructure projects.	Sabaneta Antioquia	100%	40.53%
Estudios, Proyectos e Inversiones de los Andes S.A.S. y subsidiarias	Infrastructure projects.	Bogotá, Colombia	100%	40.52%
CFC Gas Holding S.A.S.	Investment Company	Bogotá, Colombia	100%	40.53%

Banco Comercial AV Villas S.A.
Disclosure of subsidiaries [line items]
Schedule of details of significant subsidiaries which are indirectly consolidated by Grupo Aval

Total
			Total voting	ownership
			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
Aval Valor Compartido S.A. – AVC (1)	ATM network services and maintenance	Bogotá, Colombia	100%	78.93%

Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of subsidiaries [line items]
Schedule of details of significant subsidiaries which are indirectly consolidated by Grupo Aval

Total
			Total voting	ownership
			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
Aportes en Línea S.A.	Technical and administrative services.	Bogotá, Colombia	100%	75.18%